Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and Due From Banks	$ 47,914	$ 14,886	$ 11,368
Federal Funds Sold/Short-Term Investments		0	0
Total cash and cash equivalents	47,914	14,886	11,368
Investment Securities
Available for sale, at fair value	105,565	103,794	91,422
Held to maturity (fair value of $128,559 and $127,157 at December 31, 2016 and 2015, respectively)	125,940	126,810	123,261
Total investment securities	231,505	230,604	214,683
Loans Held for Sale	3,360	14,829	5,997
Loans	676,411	724,808	682,121
Less- Allowance for loan losses	(7,550)	(7,494)	(7,560)
Net loans	668,861	717,314	674,561
Premises and Equipment, Net	10,634	10,673	11,109
Accrued Interest Receivable	2,789	3,095	2,853
Bank-Owned Life Insurance	22,314	22,184	21,583
Other Real Estate Owned	431	166	966
Goodwill and Intangible Assets	12,792	12,880	13,284
Other Assets	9,264	11,582	11,587
Total assets	1,009,864	1,038,213	967,991
Deposits
Non-interest bearing	184,210	170,854	159,918
Interest bearing	684,610	663,662	626,839
Total deposits	868,820	834,516	786,757
Borrowings	10,000	73,050	58,896
Redeemable Subordinated Debt	18,557	18,557	18,557
Accrued Interest Payable	832	866	846
Accrued Expenses and Other Liabilities	5,020	6,423	6,975
Total liabilities	903,229	933,412	872,031
SHAREHOLDERS’ EQUITY
Preferred stock, no par value: 5,000,000 shares authorized, none issued	0	0	0
Common stock, no par value; 30,000,000 shares authorized; 8,027,087 and 7,954,267 shares issued and 7,993,789 and 7,922,968 shares outstanding as of December 31, 2016 and 2015, respectively	71,930	71,695	70,845
Retained earnings	35,622	34,074	25,589
Treasury Stock 33,298 shares and 31,298 shares at December 31, 2016 and 2015, respectively	(368)	(368)	(344)
Accumulated other comprehensive loss	(549)	(600)	(130)
Total shareholders’ equity	106,635	104,801	95,960
Total liabilities and shareholders’ equity	$ 1,009,864	$ 1,038,213	$ 967,991